Related Party Balances and Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receipt of Contract Research Organizations [Member] | Imab Hangzhou [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 2,465	$ 387
CMAB Bipharma Suzhou Inc [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized			¥ 681
Jiangsu Taslydiyi Pharmaceutical Co Ltd [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 2,697	$ 423	¥ 2,395
Tasly Pharmaceutical Group Co Ltd [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized				¥ 5,590
Everest [Member]
Related Party Transaction [Line Items]
Receipt of research and development funding				¥ 53,148